Condensed Interim Statement of Shareholders' Equity and Deficit - USD ($)	Total	Share Capital [member]	Contributed Surplus [member]	Warrants [member]	Deficit [member]
Beginning balance at Dec. 31, 2017	$ 9,606,798	$ 154,016,519	$ 5,146,784	$ 741,917	$ (150,298,422)
Beginning balance, share at Dec. 31, 2017		12,686,723
Statement [Line Items]
Issued pursuant to agency agreement	4,013,710	$ 4,013,710
Issued pursuant to agency agreement, shares		1,295,552
Share issue expense	(399,107)	$ (399,107)
Issued for Services	66,234	$ 66,234
Issued for Services , shares		7,500
Warrants exercised during the period	59,998	$ 59,998
Warrants exercised during the period, shares		6,500
Warrants expired during the period		$ 741,917		$ (741,917)
Stock based compensation	723,405		723,405
Net and Comprehensive loss	(6,694,114)				(6,694,114)
Ending balance at Jun. 30, 2018	7,376,924	$ 158,499,271	5,870,189		(156,992,536)
Ending balance, shares at Jun. 30, 2018		13,996,275
Beginning balance at Dec. 31, 2018	$ 4,217,109	$ 170,502,394	6,652,409		(172,937,694)
Beginning balance, share at Dec. 31, 2018	21,675,849	21,675,849
Statement [Line Items]
Issued pursuant to agency agreement	$ 13,717,131	$ 13,717,131
Issued pursuant to agency agreement, shares		8,455,882
Share issue expense	(1,498,498)	$ (1,498,498)
Warrants exercised during the period	7,002,043	$ 7,002,043
Warrants exercised during the period, shares		1,018,506
Stock based compensation	991,408		991,408
Net and Comprehensive loss	(42,755,746)				(42,755,746)
Ending balance at Jun. 30, 2019	$ (18,326,553)	$ 189,723,070	$ 7,643,817		$ (215,693,440)
Ending balance, shares at Jun. 30, 2019	31,150,237	31,150,237